CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
OPERATING ACTIVITIES
(Loss) profit for the year	$ (3,820,622)	$ 4,236,628	$ (16,358,891)
Adjustments to reconcile profit to net cash flows
Income tax	14,351,170	2,206,710	6,986,284
Finance results	27,852,340	32,702,642	41,458,217
Depreciation of property, plant and equipment	3,048,539	2,010,136	2,450,256
Amortization of intangible assets	2,388,982	2,149,534	2,376,919
Depreciation of leased assets	827,320	573,897
Transactional expenses	2,022,918		4,535,247
Share-based incentive and stock options	1,655,135	3,428,029	(102,827)
Share of profit or loss of joint ventures and associates	(997,429)	(2,477,193)	(1,012,486)
Loss of control of subsidiaries			(10,591)
Provisions for contingencies	158,818	200,525	(246,832)
Allowance for impairment of trade debtors	560,931	1,499,298	686,985
Allowance for obsolescence	579,832	977,817	564,873
Initial recognition and changes in the fair value of biological assets	(2,826,255)	(716,741)	(279,945)
Gain or loss on sale of equipment and intangible assets	733,042	297,289	91,762
Working capital adjustments
Trade receivables	1,986,982	(21,740,661)	41,486,766
Other receivables	(8,330,278)	(4,864,670)	5,768,475
Income and minimum presumed income taxes	5,814,425	1,207,046	2,777,956
Inventories and biological assets	(34,503,283)	(5,305,792)	(8,638,798)
Trade and other payables	(5,831,743)	8,267,538	(33,696,040)
Employee benefits and social security	(693,125)	(477,872)	931,365
Deferred revenue and advances from customers	2,412,315	843,981	66,158
Income and minimum presumed income taxes payable	(1,837,775)		(1,705,481)
Government grants	(2,821)	(6,603)	(23,019)
Interest collected	2,979,889	1,027,132
Inflation effects on working capital adjustments	(14,735,250)	(16,720,191)	(18,411,540)
Net cash flows (used in)/ generated by operating activities	(6,205,943)	9,318,479	29,694,813
INVESTMENT ACTIVITIES
Proceeds from sale of property, plant and equipment	309,810	51,151	317,953
Investment in joint ventures and associates	(101,883)		(129,340)
Net cash received from business combination	355,804
Proceeds from financial assets	9,324,335	5,041
Investment in financial assets	(4,275,099)	(3,357,407)
Purchase of property, plant and equipment	(2,805,825)	(1,646,697)	(2,044,102)
Capitalized development expenditures	(3,906,630)	(1,263,730)	(682,530)
Purchases of intangible assets	(7,210,630)	(1,591,749)	(722,833)
Net cash flows used in investing activities	(8,310,118)	(7,803,391)	(3,260,852)
FINANCING ACTIVITIES
Proceeds from borrowings	143,499,367	135,348,502	88,693,632
Repayment of borrowings, financed payments and interest payments	(126,023,777)	(101,317,621)	(111,084,915)
(Decrease) increase in bank overdrafts and other short-term borrowings	(3,442,491)	(2,331,974)	(4,968,813)
Other financial proceeds or payments, net	(1,415,034)	2,298,360	(854,731)
Reverse Recapitalization			1,268,633
Leased assets payments	(728,964)	(433,947)
Warrants tender offer payments	(1,030,952)
Purchase of own shares	(3,500,020)	(30,906)
Net cash flows generated by (used in) financing activities	7,358,129	33,532,414	(26,946,194)
Net (decrease) increase in cash and cash equivalents	(7,157,932)	35,047,502	(512,233)
Inflation effects on cash and cash equivalents	(5,584,156)	(552,459)	1,681,113
Cash and cash equivalents as of beginning of the year	42,522,861	3,450,873	2,215,103
Effect of exchange rate changes on cash and equivalents	6,265,340	4,576,945	66,890
Cash and cash equivalents as of the end of the year	$ 36,046,113	$ 42,522,861	$ 3,450,873